UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2024

Item 1.	Reports to Stockholders.

(a)

DWS RREEF Global Real Estate Securities Fund

Class A: RRGAX

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.20%

Gross expense ratio as of the latest prospectus: 1.38%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	171,803,885
Number of Portfolio Holdings	84
Portfolio Turnover Rate (%)	51
Total Net Advisory Fees Paid ($)	440,642

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	18%
Retail REITs	17%
Industrial REITs	16%
Residential REITs	15%
Real Estate Management & Development	12%
Health Care REITs	9%
Diversified REITs	8%
Hotel & Resort REITs	2%
Office REITs	2%
Health Care Providers & Services	1%
Total	100%

Geographical Diversification

Country	% of Net Assets
United States	63%
Japan	9%
United Kingdom	5%
Australia	5%
Hong Kong	3%
France	3%
Singapore	3%
Canada	2%
Germany	2%
Sweden	2%
Other	2%
Total	99%

Top Ten Holdings

Holdings	38.0% of Net Assets
Prologis, Inc.	5.2%
Digital Realty Trust, Inc.	5.0%
Welltower, Inc.	4.9%
AvalonBay Communities, Inc.	4.7%
Simon Property Group, Inc.	3.6%
Essex Property Trust, Inc.	3.4%
Iron Mountain, Inc.	3.2%
CubeSmart	3.0%
Public Storage	2.6%
American Homes 4 Rent	2.4%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DRGRESF-TSRS-A

 R-101800-1 (8/24)

DWS RREEF Global Real Estate Securities Fund

Class C: RRGCX

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.95%

Gross expense ratio as of the latest prospectus: 2.08%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	171,803,885
Number of Portfolio Holdings	84
Portfolio Turnover Rate (%)	51
Total Net Advisory Fees Paid ($)	440,642

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	18%
Retail REITs	17%
Industrial REITs	16%
Residential REITs	15%
Real Estate Management & Development	12%
Health Care REITs	9%
Diversified REITs	8%
Hotel & Resort REITs	2%
Office REITs	2%
Health Care Providers & Services	1%
Total	100%

Geographical Diversification

Country	% of Net Assets
United States	63%
Japan	9%
United Kingdom	5%
Australia	5%
Hong Kong	3%
France	3%
Singapore	3%
Canada	2%
Germany	2%
Sweden	2%
Other	2%
Total	99%

Top Ten Holdings

Holdings	38.0% of Net Assets
Prologis, Inc.	5.2%
Digital Realty Trust, Inc.	5.0%
Welltower, Inc.	4.9%
AvalonBay Communities, Inc.	4.7%
Simon Property Group, Inc.	3.6%
Essex Property Trust, Inc.	3.4%
Iron Mountain, Inc.	3.2%
CubeSmart	3.0%
Public Storage	2.6%
American Homes 4 Rent	2.4%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DRGRESF-TSRS-C

 R-101800-1 (8/24)

DWS RREEF Global Real Estate Securities Fund

Class R6: RRGRX

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.79%

Gross expense ratio as of the latest prospectus: 0.96%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	171,803,885
Number of Portfolio Holdings	84
Portfolio Turnover Rate (%)	51
Total Net Advisory Fees Paid ($)	440,642

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	18%
Retail REITs	17%
Industrial REITs	16%
Residential REITs	15%
Real Estate Management & Development	12%
Health Care REITs	9%
Diversified REITs	8%
Hotel & Resort REITs	2%
Office REITs	2%
Health Care Providers & Services	1%
Total	100%

Geographical Diversification

Country	% of Net Assets
United States	63%
Japan	9%
United Kingdom	5%
Australia	5%
Hong Kong	3%
France	3%
Singapore	3%
Canada	2%
Germany	2%
Sweden	2%
Other	2%
Total	99%

Top Ten Holdings

Holdings	38.0% of Net Assets
Prologis, Inc.	5.2%
Digital Realty Trust, Inc.	5.0%
Welltower, Inc.	4.9%
AvalonBay Communities, Inc.	4.7%
Simon Property Group, Inc.	3.6%
Essex Property Trust, Inc.	3.4%
Iron Mountain, Inc.	3.2%
CubeSmart	3.0%
Public Storage	2.6%
American Homes 4 Rent	2.4%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DRGRESF-TSRS-R6

 R-101800-1 (8/24)

DWS RREEF Global Real Estate Securities Fund

Class S: RRGTX

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$50	1.02%

Gross expense ratio as of the latest prospectus: 1.16%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	171,803,885
Number of Portfolio Holdings	84
Portfolio Turnover Rate (%)	51
Total Net Advisory Fees Paid ($)	440,642

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	18%
Retail REITs	17%
Industrial REITs	16%
Residential REITs	15%
Real Estate Management & Development	12%
Health Care REITs	9%
Diversified REITs	8%
Hotel & Resort REITs	2%
Office REITs	2%
Health Care Providers & Services	1%
Total	100%

Geographical Diversification

Country	% of Net Assets
United States	63%
Japan	9%
United Kingdom	5%
Australia	5%
Hong Kong	3%
France	3%
Singapore	3%
Canada	2%
Germany	2%
Sweden	2%
Other	2%
Total	99%

Top Ten Holdings

Holdings	38.0% of Net Assets
Prologis, Inc.	5.2%
Digital Realty Trust, Inc.	5.0%
Welltower, Inc.	4.9%
AvalonBay Communities, Inc.	4.7%
Simon Property Group, Inc.	3.6%
Essex Property Trust, Inc.	3.4%
Iron Mountain, Inc.	3.2%
CubeSmart	3.0%
Public Storage	2.6%
American Homes 4 Rent	2.4%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DRGRESF-TSRS-S

 R-101800-1 (8/24)

DWS RREEF Global Real Estate Securities Fund

Institutional Class: RRGIX

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.87%

Gross expense ratio as of the latest prospectus: 1.03%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	171,803,885
Number of Portfolio Holdings	84
Portfolio Turnover Rate (%)	51
Total Net Advisory Fees Paid ($)	440,642

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	18%
Retail REITs	17%
Industrial REITs	16%
Residential REITs	15%
Real Estate Management & Development	12%
Health Care REITs	9%
Diversified REITs	8%
Hotel & Resort REITs	2%
Office REITs	2%
Health Care Providers & Services	1%
Total	100%

Geographical Diversification

Country	% of Net Assets
United States	63%
Japan	9%
United Kingdom	5%
Australia	5%
Hong Kong	3%
France	3%
Singapore	3%
Canada	2%
Germany	2%
Sweden	2%
Other	2%
Total	99%

Top Ten Holdings

Holdings	38.0% of Net Assets
Prologis, Inc.	5.2%
Digital Realty Trust, Inc.	5.0%
Welltower, Inc.	4.9%
AvalonBay Communities, Inc.	4.7%
Simon Property Group, Inc.	3.6%
Essex Property Trust, Inc.	3.4%
Iron Mountain, Inc.	3.2%
CubeSmart	3.0%
Public Storage	2.6%
American Homes 4 Rent	2.4%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DRGRESF-TSRS-I

 R-101800-1 (8/24)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2024
Semiannual Financial Statements and Other Information
DWS RREEF Global Real Estate
Securities Fund

Contents
3	Investment Portfolio
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Financial Highlights
17	Notes to Financial Statements
29	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS RREEF Global Real Estate Securities Fund

Investment Portfolioas of June 30, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks 98.7%
Australia 4.8%
Goodman Group	177,140	4,098,920
GPT Group	283,669	758,338
Mirvac Group	253,323	316,583
Region RE Ltd.	395,811	554,718
Scentre Group	613,003	1,278,871
Stockland	447,773	1,247,003
(Cost $7,456,014)		8,254,433
Belgium 0.4%
Aedifica SA	8,196	497,126
VGP NV	2,064	229,081
(Cost $781,077)		726,207
Canada 2.1%
Boardwalk Real Estate Investment Trust	33,019	1,701,092
Chartwell Retirement Residences (Units) (a)	95,432	896,386
InterRent Real Estate Investment Trust	125,966	1,096,638
(Cost $3,597,712)		3,694,116
France 2.8%
Covivio SA	17,028	810,312
ICADE	9,305	228,406
Klepierre SA	74,638	1,998,285
Unibail-Rodamco-Westfield*	21,768	1,713,455
(Cost $4,515,840)		4,750,458
Germany 2.1%
Vonovia SE (Cost $3,123,317)	128,699	3,661,604
Hong Kong 2.8%
CK Asset Holdings Ltd.	102,820	384,213
ESR Group Ltd. 144A	1,269,800	1,666,843
Link REIT (a)	448,119	1,736,623
Sun Hung Kai Properties Ltd.	111,500	963,118
(Cost $4,882,523)		4,750,797
Japan 9.1%
Daiwa House REIT Investment Corp.	487	745,280
Industrial & Infrastructure Fund Investment Corp.	2,031	1,600,802
Japan Hotel REIT Investment Corp.	505	244,296
Japan Metropolitan Fund Invest	2,740	1,543,505
The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Real Estate Securities Fund	|	3

	Shares	Value ($)
KDX Realty Investment Corp.	1,783	1,738,059
Keihanshin Building Co., Ltd.	105,500	1,104,504
Mitsubishi Estate Co., Ltd.	253,200	3,987,882
Mitsui Fudosan Co., Ltd.	231,900	2,128,040
Mori Trust Reit, Inc.	3,518	1,518,513
Nippon Prologis REIT, Inc.	647	1,011,109
(Cost $15,530,465)		15,621,990
Netherlands 0.3%
CTP NV 144A (Cost $534,279)	35,752	609,174
Singapore 2.5%
CapitaLand Ascendas REIT	693,400	1,305,432
CapitaLand Integrated Commercial Trust	1,042,792	1,519,106
Digital Core REIT Management Pte Ltd.	825,300	470,392
Keppel DC REIT	715,100	947,148
(Cost $4,398,429)		4,242,078
Spain 0.4%
Merlin Properties Socimi SA (Cost $665,962)	70,412	782,436
Sweden 2.0%
Castellum AB*	147,721	1,805,122
Fastighets AB Balder “B” *	250,207	1,714,266
(Cost $3,250,083)		3,519,388
Switzerland 0.6%
PSP Swiss Property AG (Registered) (Cost $847,392)	7,437	954,535
United Kingdom 5.4%
Big Yellow Group PLC	47,034	698,524
British Land Co. PLC	322,728	1,678,256
Grainger PLC	336,647	1,036,398
Life Science Reit PLC (a)	435,735	185,218
LondonMetric Property PLC (REIT)	489,967	1,197,622
Segro PLC	186,208	2,107,071
Shaftesbury Capital PLC	336,098	588,275
The PRS REIT PLC	297,243	282,784
Tritax EuroBox PLC 144A	315,480	245,147
Tritax EuroBox PLC 144A	52,350	40,114
UNITE Group PLC	102,380	1,154,992
(Cost $7,889,997)		9,214,401
United States 63.4%
Agree Realty Corp. (REIT)	51,116	3,166,125
Alexandria Real Estate Equities, Inc. (REIT)	944	110,420
American Healthcare REIT, Inc.	75,763	1,106,898
The accompanying notes are an integral part of the financial statements.

4	|	DWS RREEF Global Real Estate Securities Fund

	Shares	Value ($)
American Homes 4 Rent “A” , (REIT)	113,513	4,218,143
AvalonBay Communities, Inc. (REIT)	38,909	8,049,883
Brixmor Property Group, Inc. (REIT)	117,170	2,705,455
CareTrust REIT, Inc.	63,173	1,585,642
CubeSmart (REIT)	113,214	5,113,876
Digital Realty Trust, Inc. (REIT)	56,081	8,527,116
EastGroup Properties, Inc. (REIT)	21,589	3,672,289
Equinix, Inc. (REIT)	5,482	4,147,681
Equity LifeStyle Properties, Inc. (REIT)	8,671	564,742
Essential Properties Realty Trust, Inc. (REIT)	125,063	3,465,496
Essex Property Trust, Inc. (REIT)	21,233	5,779,623
Federal Realty Investment Trust (REIT)	27,386	2,765,164
First Industrial Realty Trust, Inc. (REIT)	51,731	2,457,740
Host Hotels & Resorts, Inc. (REIT)	74,082	1,331,994
Independence Realty Trust, Inc. (REIT)	25,227	472,754
Iron Mountain, Inc. (REIT)	61,197	5,484,475
NETSTREIT Corp. (REIT)	117,039	1,884,328
NexPoint Residential Trust, Inc. (REIT)	4,397	173,726
Prologis, Inc. (REIT)	79,936	8,977,612
Public Storage (REIT)	15,558	4,475,259
Ryman Hospitality Properties, Inc. (REIT)	21,170	2,114,036
Simon Property Group, Inc. (REIT)	40,556	6,156,401
SL Green Realty Corp. (REIT)	58,178	3,295,202
STAG Industrial, Inc. (REIT)	55,672	2,007,532
Sun Communities, Inc. (REIT)	15,450	1,859,253
The Macerich Co. (REIT)	81,499	1,258,345
Ventas, Inc. (REIT)	61,115	3,132,755
VICI Properties, Inc. (REIT)	10,553	302,238
Welltower, Inc. (REIT)	81,724	8,519,727
(Cost $85,512,073)		108,881,930
Total Common Stocks (Cost $142,985,163)		169,663,547
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.24% (b) (c) (Cost $2,333,199)	2,333,199	2,333,199
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 5.36% (b) (Cost $1,174,045)	1,174,045	1,174,045

The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Real Estate Securities Fund	|	5

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $146,492,407)	100.8	173,170,791
Other Assets and Liabilities, Net	(0.8)	(1,366,906)
Net Assets	100.0	171,803,885
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 12/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.24% (b) (c)
1,948,800	384,399 (d)	—	—	—	3,408	—	2,333,199	2,333,199
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 5.36% (b)
466,900	16,920,253	16,213,108	—	—	37,922	—	1,174,045	1,174,045
2,415,700	17,304,652	16,213,108	—	—	41,330	—	3,507,244	3,507,244
Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at June 30, 2024 amounted to $2,127,757, which is 1.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.

6	|	DWS RREEF Global Real Estate Securities Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$8,254,433	$—	$8,254,433
Belgium	—	726,207	—	726,207
Canada	3,694,116	—	—	3,694,116
France	—	4,750,458	—	4,750,458
Germany	—	3,661,604	—	3,661,604
Hong Kong	—	4,750,797	—	4,750,797
Japan	—	15,621,990	—	15,621,990
Netherlands	—	609,174	—	609,174
Singapore	—	4,242,078	—	4,242,078
Spain	—	782,436	—	782,436
Sweden	—	3,519,388	—	3,519,388
Switzerland	—	954,535	—	954,535
United Kingdom	—	9,214,401	—	9,214,401
United States	108,881,930	—	—	108,881,930
Short-Term Investments (a)	3,507,244	—	—	3,507,244
Total	$116,083,290	$57,087,501	$—	$173,170,791

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Real Estate Securities Fund	|	7

Statement of Assets and Liabilities
as of June 30, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $142,985,163) — including $2,127,757 of securities loaned	$169,663,547
Investment in DWS Government & Agency Securities Portfolio (cost $2,333,199)*	2,333,199
Investment in DWS Central Cash Management Government Fund (cost $1,174,045)	1,174,045
Foreign currency, at value (cost $91,091)	91,264
Receivable for investments sold	1,812,695
Receivable for Fund shares sold	145,198
Dividends receivable	723,597
Affiliated securities lending income receivable	186
Foreign taxes recoverable	145,982
Other assets	51,620
Total assets	176,141,333
Liabilities
Payable upon return of securities loaned	2,333,199
Payable for investments purchased	1,798,722
Payable for Fund shares redeemed	15,691
Accrued management fee	57,481
Accrued Trustees' fees	1,743
Other accrued expenses and payables	130,612
Total liabilities	4,337,448
Net assets, at value	$171,803,885
Net Assets Consist of
Distributable earnings (loss)	3,731,304
Paid-in capital	168,072,581
Net assets, at value	$171,803,885
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

8	|	DWS RREEF Global Real Estate Securities Fund

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($11,990,787 ÷ 1,798,235 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.67
Maximum offering price per share (100 ÷ 94.25 of $6.67)	$7.08
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($845,045 ÷ 126,940 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.66
Class R6
Net Asset Value, offering and redemption price per share ($103,678,858 ÷ 15,571,118 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.66
Class S
Net Asset Value, offering and redemption price per share ($11,286,738 ÷ 1,695,586 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.66
Institutional Class
Net Asset Value, offering and redemption price per share ($44,002,457 ÷ 6,611,894 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.66
The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Real Estate Securities Fund	|	9

Statement of Operations
for the six months ended June 30, 2024 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $116,706)	$3,179,634
Income distributions — DWS Central Cash Management Government Fund	37,922
Affiliated securities lending income	3,408
Total income	3,220,964
Expenses:
Management fee	588,588
Administration fee	81,561
Services to shareholders	47,892
Distribution and service fees	20,778
Custodian fee	27,935
Professional fees	43,740
Reports to shareholders	19,413
Registration fees	29,326
Trustees' fees and expenses	4,855
Other	14,046
Total expenses before expense reductions	878,134
Expense reductions	(151,102)
Total expenses after expense reductions	727,032
Net investment income	2,493,932
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(849,030)
Foreign currency	(9,439)
(858,469)
Change in net unrealized appreciation (depreciation) on:
Investments	(4,881,535)
Foreign currency	(12,133)
(4,893,668)
Net gain (loss)	(5,752,137)
Net increase (decrease) in net assets resulting from operations	$(3,258,205)
The accompanying notes are an integral part of the financial statements.

10	|	DWS RREEF Global Real Estate Securities Fund

Statements of Changes in Net Assets
	Six Months Ended June 30, 2024	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$2,493,932	$4,745,503
Net realized gain (loss)	(858,469)	(5,106,324)
Change in net unrealized appreciation (depreciation)	(4,893,668)	19,068,546
Net increase (decrease) in net assets resulting from operations	(3,258,205)	18,707,725
Distributions to shareholders:
Class A	(337,683)	(160,887)
Class C	(17,683)	(8,100)
Class R6	(3,311,212)	(1,512,836)
Class S	(341,005)	(158,254)
Institutional Class	(1,392,103)	(741,130)
Total distributions	(5,399,686)	(2,581,207)
Fund share transactions:
Proceeds from shares sold	16,341,926	25,934,662
Reinvestment of distributions	5,203,076	2,516,181
Payments for shares redeemed	(13,568,851)	(45,556,247)
Net increase (decrease) in net assets from Fund share transactions	7,976,151	(17,105,404)
Increase (decrease) in net assets	(681,740)	(978,886)
Net assets at beginning of period	172,485,625	173,464,511
Net assets at end of period	$171,803,885	$172,485,625

The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Real Estate Securities Fund	|	11

Financial Highlights
DWS RREEF Global Real Estate Securities Fund — Class A
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$7.01	$6.40	$9.31	$7.77	$8.98	$8.41
Income (loss) from investment operations:
Net investment income[a]	.09	.16	.13	.11	.12	.16
Net realized and unrealized gain (loss)	(.24 )	.53	(2.59)	2.18	(.62 )	1.86
Total from investment operations	(.15 )	.69	(2.46)	2.29	(.50 )	2.02
Less distributions from:
Net investment income	(.19 )	(.08 )	(.11 )	(.35 )	(.34 )	(.61 )
Net realized gains	—	—	(.34 )	(.40 )	(.37 )	(.84 )
Total distributions	(.19 )	(.08 )	(.45 )	(.75 )	(.71 )	(1.45)
Net asset value, end of period	$6.67	$7.01	$6.40	$9.31	$7.77	$8.98
Total Return (%)[b,c]	(2.09)*	10.88	(26.72)	30.09	(4.44)	24.51
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12	13	15	26	21	31
Ratio of expenses before expense reductions (%)	1.41 **	1.38	1.38	1.33	1.39	1.29
Ratio of expenses after expense reductions (%)	1.20 **	1.20	1.20	1.20	1.20	1.18
Ratio of net investment income (%)	2.60 **	2.45	1.80	1.24	1.60	1.64
Portfolio turnover rate (%)	51 *	82	101	84	115	108

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

12	|	DWS RREEF Global Real Estate Securities Fund

DWS RREEF Global Real Estate Securities Fund — Class C
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$6.97	$6.36	$9.33	$7.72	$8.99	$8.42
Income (loss) from investment operations:
Net investment income[a]	.05	.11	.08	.04	.06	.09
Net realized and unrealized gain (loss)	(.22 )	.53	(2.60)	2.18	(.62 )	1.85
Total from investment operations	(.17 )	.64	(2.52)	2.22	(.56 )	1.94
Less distributions from:
Net investment income	(.14 )	(.03 )	(.11 )	(.21 )	(.34 )	(.53 )
Net realized gains	—	—	(.34 )	(.40 )	(.37 )	(.84 )
Total distributions	(.14 )	(.03 )	(.45 )	(.61 )	(.71 )	(1.37)
Net asset value, end of period	$6.66	$6.97	$6.36	$9.33	$7.72	$8.99
Total Return (%)[b,c]	(2.40)*	10.11	(27.33)	29.26	(5.24)	23.65
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	2	2	4	4	6
Ratio of expenses before expense reductions (%)	2.16 **	2.08	2.07	2.03	2.10	2.04
Ratio of expenses after expense reductions (%)	1.95 **	1.92	1.93	1.92	1.93	1.93
Ratio of net investment income (%)	1.59 **	1.69	1.05	.49	.87	.89
Portfolio turnover rate (%)	51 *	82	101	84	115	108

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Real Estate Securities Fund	|	13

DWS RREEF Global Real Estate Securities Fund — Class R6
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$7.02	$6.40	$9.28	$7.78	$8.96	$8.39
Income (loss) from investment operations:
Net investment income[a]	.10	.19	.17	.14	.15	.20
Net realized and unrealized gain (loss)	(.24 )	.53	(2.60)	2.19	(.62 )	1.85
Total from investment operations	(.14 )	.72	(2.43)	2.33	(.47 )	2.05
Less distributions from:
Net investment income	(.22 )	(.10 )	(.11 )	(.43 )	(.34 )	(.64 )
Net realized gains	—	—	(.34 )	(.40 )	(.37 )	(.84 )
Total distributions	(.22 )	(.10 )	(.45 )	(.83 )	(.71 )	(1.48)
Net asset value, end of period	$6.66	$7.02	$6.40	$9.28	$7.78	$8.96
Total Return (%)[b]	(1.96)*	11.51	(26.47)	30.61	(4.09)	24.88
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	104	101	91	110	94	88
Ratio of expenses before expense reductions (%)	.97 **	.96	.94	.91	.96	.91
Ratio of expenses after expense reductions (%)	.79 **	.79	.79	.79	.79	.79
Ratio of net investment income (%)	3.05 **	2.90	2.28	1.64	2.09	2.04
Portfolio turnover rate (%)	51 *	82	101	84	115	108

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

14	|	DWS RREEF Global Real Estate Securities Fund

DWS RREEF Global Real Estate Securities Fund — Class S
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$7.01	$6.39	$9.29	$7.77	$8.96	$8.39
Income (loss) from investment operations:
Net investment income[a]	.09	.17	.15	.13	.13	.18
Net realized and unrealized gain (loss)	(.23 )	.54	(2.60)	2.18	(.61 )	1.86
Total from investment operations	(.14 )	.71	(2.45)	2.31	(.48 )	2.04
Less distributions from:
Net investment income	(.21 )	(.09 )	(.11 )	(.39 )	(.34 )	(.63 )
Net realized gains	—	—	(.34 )	(.40 )	(.37 )	(.84 )
Total distributions	(.21 )	(.09 )	(.45 )	(.79 )	(.71 )	(1.47)
Net asset value, end of period	$6.66	$7.01	$6.39	$9.29	$7.77	$8.96
Total Return (%)[b]	(2.03)*	11.25	(26.67)	30.51	(4.33)	24.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11	12	12	21	20	44
Ratio of expenses before expense reductions (%)	1.19 **	1.16	1.17	1.11	1.17	1.11
Ratio of expenses after expense reductions (%)	1.02 **	1.00	1.03	1.00	1.00	1.00
Ratio of net investment income (%)	2.78 **	2.66	1.98	1.43	1.72	1.85
Portfolio turnover rate (%)	51 *	82	101	84	115	108

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Real Estate Securities Fund	|	15

DWS RREEF Global Real Estate Securities Fund — Institutional Class
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$7.01	$6.40	$9.28	$7.77	$8.96	$8.38
Income (loss) from investment operations:
Net investment income[a]	.10	.18	.16	.14	.14	.18
Net realized and unrealized gain (loss)	(.23 )	.53	(2.59)	2.18	(.62 )	1.88
Total from investment operations	(.13 )	.71	(2.43)	2.32	(.48 )	2.06
Less distributions from:
Net investment income	(.22 )	(.10 )	(.11 )	(.41 )	(.34 )	(.64 )
Net realized gains	—	—	(.34 )	(.40 )	(.37 )	(.84 )
Total distributions	(.22 )	(.10 )	(.45 )	(.81 )	(.71 )	(1.48)
Net asset value, end of period	$6.66	$7.01	$6.40	$9.28	$7.77	$8.96
Total Return (%)[b]	(2.04)*	11.25	(26.47)	30.54	(4.21)	25.05
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	44	45	53	107	98	162
Ratio of expenses before expense reductions (%)	1.05 **	1.03	1.02	.99	1.05	1.01
Ratio of expenses after expense reductions (%)	.87 **	.86	.88	.88	.88	.90
Ratio of net investment income (%)	2.95 **	2.78	2.11	1.54	1.91	1.94
Portfolio turnover rate (%)	51 *	82	101	84	115	108

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

16	|	DWS RREEF Global Real Estate Securities Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS RREEF Global Real Estate Securities Fund (the “Fund” ) is a diversified series of Deutsche DWS Securities Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

DWS RREEF Global Real Estate Securities Fund	|	17

The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the

18	|	DWS RREEF Global Real Estate Securities Fund

appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2024) on the cash collateral invested in DWS Government &

DWS RREEF Global Real Estate Securities Fund	|	19

Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2024, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon current interpretation of tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At December 31, 2023, the Fund had net tax basis capital loss carryforwards of $14,188,794, including short-term losses ($11,188,195) and long-term losses ($3,000,599), which may be applied against realized net taxable capital gains indefinitely.
At June 30, 2024, the aggregate cost of investments for federal income tax purposes was $157,019,325. The net unrealized appreciation for all investments based on tax cost was $16,151,466. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $30,408,423 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $14,256,957.

20	|	DWS RREEF Global Real Estate Securities Fund

The Fund has reviewed the tax positions for the open tax years as of December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies, investments in limited partnerships and the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a United States Real Estate Investment Trust (“U.S. REIT” ) investment based on information provided by the U.S. REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a U.S. REIT, the recharacterization will be estimated

DWS RREEF Global Real Estate Securities Fund	|	21

for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from U.S. REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. With respect to the distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, such amounts are included in dividend income without any recharacterization.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $88,039,306 and $84,942,664, respectively.
C.
Related Parties
Management Agreement. Under its amended and restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
RREEF America L.L.C. (“RREEF” ), also an indirect, wholly owned subsidiary of DWS Group, is the subadvisor for the Fund. While DIMA is the investment advisor to the Fund, the day-to-day activities of managing the Fund’s portfolio have been delegated to RREEF. DIMA compensates RREEF out of the management fee it receives from the Fund.
Pursuant to investment subadvisory agreements between RREEF and each of DWS Alternatives Global Limited and DWS Investments Australia Limited (the “sub-subadvisors” ), these entities act as sub-subadvisors to the Fund. The Fund’s sub-subadvisors are indirect, wholly owned subsidiaries of DWS Group. Under the supervision of the Board of

22	|	DWS RREEF Global Real Estate Securities Fund

Trustees, DIMA and RREEF, the sub-subadvisors manage the Fund’s investments in specific foreign markets. RREEF pays a fee to each sub-subadvisor pursuant to the investment subadvisory agreement between RREEF and each sub-subadvisor.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.0 billion of the Fund’s average daily net assets	.700%
Over $1.0 billion of such net assets	.675%
Accordingly, for the six months ended June 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.70% of the Fund’s average daily net assets.
For the period from January 1, 2024 through April 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.20%
Class C	1.95%
Class R6	.95%
Class S	1.05%
Institutional Class	.95%
In addition, for the period from January 1, 2024 through June 30, 2024, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses of Class R6 shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 0.79%. The voluntary waiver may be changed or terminated at any time without notice.

DWS RREEF Global Real Estate Securities Fund	|	23

For the six months ended June 30, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$13,052
Class C	1,173
Class R6	88,843
Class S	9,966
Institutional Class	38,068
$151,102
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2024, the Administration Fee was $81,561, of which $13,622 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2024
Class A	$1,841	$612
Class C	191	57
Class R6	731	265
Class S	2,489	858
Institutional Class	603	152
	$5,855	$1,944
In addition, for the six months ended June 30, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided

24	|	DWS RREEF Global Real Estate Securities Fund

by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$10,415
Class C	898
Class S	10,466
Institutional Class	17,528
$39,307
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended June 30, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at June 30, 2024
Class C	$4,194	$540
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at June 30, 2024	Annualized Rate
Class A	$15,189	$7,662.25%
Class C	1,395	439.25%
	$16,584	$8,101
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2024 aggregated $134.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended June 30, 2024, the

DWS RREEF Global Real Estate Securities Fund	|	25

CDSC for Class C shares aggregated $256. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2024, DDI received $10 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $679, of which $423 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2024.

26	|	DWS RREEF Global Real Estate Securities Fund

E.
Real Estate Concentration Risk
Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting real estate securities, including REITs, may have a significant impact on the Fund’s performance. In particular, real estate companies can be negatively affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, decreases in real estate value, increases in property taxes and operating expenses, liability or losses due to environmental problems, extreme weather or natural disasters, delays in completion of construction, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, lack of credit, failure of borrowers to repay loans, and losses from casualty or condemnation. In addition, real estate values have been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. During periods of rising interest rates, real estate securities may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. Rising interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Political or regulatory pressures may restrict the eviction of real estate tenants in default. Highly leveraged real estate companies are particularly vulnerable to the effects of an economic downturn. Further, REITs are dependent upon management skills, may not be diversified and may have relatively small capitalizations, which can increase volatility.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	128,178	$871,556	151,713	$982,943
Class C	569	3,899	2,903	19,355
Class R6	1,284,084	8,664,142	1,962,463	12,364,721
Class S	114,564	780,862	140,242	892,376
Institutional Class	889,191	6,021,467	1,812,952	11,675,267
		$16,341,926		$25,934,662

DWS RREEF Global Real Estate Securities Fund	|	27

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	48,417	$320,037	24,350	$151,461
Class C	2,679	17,683	1,301	8,078
Class R6	501,699	3,311,212	243,613	1,512,836
Class S	48,008	316,370	23,728	147,348
Institutional Class	187,826	1,237,774	112,151	696,458
		$5,203,076		$2,516,181
Shares redeemed
Class A	(255,412)	$(1,731,287)	(587,957)	$(3,795,641)
Class C	(95,580)	(641,696)	(111,715)	(714,135)
Class R6	(589,162)	(4,033,707)	(2,026,405)	(13,399,262)
Class S	(197,931)	(1,340,566)	(371,140)	(2,426,455)
Institutional Class	(856,557)	(5,821,595)	(3,883,677)	(25,220,754)
		$(13,568,851)		$(45,556,247)
Net increase (decrease)
Class A	(78,817)	$(539,694)	(411,894)	$(2,661,237)
Class C	(92,332)	(620,114)	(107,511)	(686,702)
Class R6	1,196,621	7,941,647	179,671	478,295
Class S	(35,359)	(243,334)	(207,170)	(1,386,731)
Institutional Class	220,460	1,437,646	(1,958,574)	(12,849,029)
		$7,976,151		$(17,105,404)

28	|	DWS RREEF Global Real Estate Securities Fund

Advisory Agreement Board Considerations and Fee Evaluation
In September 2023, the Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS RREEF Global Real Estate Securities Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ), the sub-advisory agreement (the “Sub-Advisory Agreement” ) between DIMA and RREEF America L.L.C. (“RREEF” ), an affiliate of DIMA, and the sub-sub-advisory agreements (the “Sub-Sub-Advisory Agreements,”  and together with the Agreement and the Sub-Advisory Agreement, the “Agreements” ) between RREEF and each of DWS Alternatives Global Limited and DWS Investments Australia Limited (collectively, the “Sub-Sub-Advisers” ), both affiliates of DIMA.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable,

DWS RREEF Global Real Estate Securities Fund	|	29

conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA, RREEF, and the Sub-Sub-Advisers are part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s, RREEF’s and the Sub-Sub-Advisers’ personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA, RREEF and the Sub-Sub-Advisers provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors and sub-sub-advisors, including RREEF and the Sub-Sub-Advisers. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board

30	|	DWS RREEF Global Real Estate Securities Fund

noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-year period and has outperformed its benchmark in the three- and five-year periods ended December 31, 2022.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory and sub-sub-advisory fee schedules, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). With respect to the sub-advisory and sub-sub-advisory fees paid to RREEF and the Sub-Sub-Advisers, the Board noted that the fees are paid by DIMA and RREEF, respectively, out of their fees and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages both institutional accounts and DWS Europe Funds comparable to the Fund. The Board took note of the differences in services provided to DWS Funds as compared to

DWS RREEF Global Real Estate Securities Fund	|	31

institutional accounts and DWS Europe Funds and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA, RREEF, and the Sub-Sub-Advisers.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the

32	|	DWS RREEF Global Real Estate Securities Fund

incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DWS RREEF Global Real Estate Securities Fund	|	33

DRGRESF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Real Estate Fund, a series of Deutsche DWS Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/29/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/29/2024